Share-Based Payments - Summary of Movements in Employee Saveshare Options (Detail) £ in Millions, Option in Millions	12 Months Ended
	Mar. 31, 2018 GBP (£) Option	Mar. 31, 2017 GBP (£) Option	Mar. 31, 2016 GBP (£) Option
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding at 31 March | Option	175
Employee Saveshare Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding at 1 April | Option	189	197	226
Granted | Option	69	44	47
Forfeited | Option	(41)	(18)	(12)
Exercised | Option	(30)	(33)	(63)
Expired | Option	(12)	(1)	(1)
Outstanding at 31 March | Option	175	189	197
Outstanding at 1 April | £	£ 313	£ 287	£ 226
Granted | £	250	362	385
Forfeited | £	328	345	306
Exercised | £	169	208	139
Expired | £	353	345	247
Outstanding at 31 March | £	306	313	287
Exercisable at 31 March | £	£ 320	£ 237	£ 140